Risk/Return Detail Data - FidelityGlobalCreditFund-AMCIZPRO	Mar. 01, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity School Street Trust
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Global Credit Fund /Fidelity Advisor® Global Credit Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Global Credit Fund seeks a high level of current income.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 38 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2024
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19 % of the average value of its portfolio.
Portfolio Turnover, Rate	19.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 38 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing in securities issued throughout the world, including securities of issuers located in emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Normally investing at least 80% of assets in debt securities of all types and repurchase agreements for those securities. Normally investing primarily in investment-grade debt securities. Allocating investments across different market sectors, countries, and regions, including the United States. Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Hedging the fund's foreign currency exposures utilizing forward foreign currency exchange contracts. Investing in contingent convertible securities. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Foreign Currency Transactions. Although a forward foreign currency exchange contract is used to reduce or hedge a fund's exposure to changes in the value of the currency, suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Contingent Convertible Securities Risk. Contingent convertible securities have unique equity conversion or principal write-down features that involve additional risks, which may include cancellation of interest payments by the issuer or a regulatory authority; subordination to other creditors due to either a liquidation or other bankruptcy-related event or a conversion of the security from debt to equity; and a write-down of the security's principal amount. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund was named Fidelity ® Global Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Oct. 02, 2018
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	9.75%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(11.27%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Fidelity Advisor Global Credit Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.40%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual operating expenses	0.85%
Fee waiver and/or expense reimbursement	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%
1 year	$ 474
3 years	647
5 years	840
10 years	1,395
1 Year	474
3 Years	647
5 Years	840
10 Years	$ 1,395
2013	(3.76%)
2014	0.08%
2015	(5.24%)
2016	2.39%
2017	8.60%
2018	(3.05%)
2019	14.37%
2020	8.00%
2021	(0.76%)
2022	(19.93%)
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Fidelity Advisor Global Credit Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.40%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual operating expenses	0.90%
Fee waiver and/or expense reimbursement	0.15%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%
1 year	$ 474
3 years	656
5 years	859
10 years	1,446
1 Year	474
3 Years	656
5 Years	859
10 Years	$ 1,446
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Fidelity Advisor Global Credit Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[2]
Management fee	0.40%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual operating expenses	1.65%
Fee waiver and/or expense reimbursement	0.15%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.50%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 253
3 years	501
5 years	878
10 years	1,724
1 Year	153
3 Years	501
5 Years	878
10 Years	$ 1,724
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Fidelity Advisor Global Credit Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.55%
Fee waiver and/or expense reimbursement	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.50%
1 year	$ 51
3 years	169
5 years	301
10 years	683
1 Year	51
3 Years	169
5 Years	301
10 Years	$ 683
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Fidelity Advisor Global Credit Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.45%
Fee waiver and/or expense reimbursement	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.41%
1 year	$ 42
3 years	139
5 years	247
10 years	562
1 Year	42
3 Years	139
5 Years	247
10 Years	$ 562
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Return Before Taxes | Fidelity Advisor Global Credit Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(23.14%)
Past 5 years	(1.79%)
Past 10 years	(0.75%)
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Return Before Taxes | Fidelity Advisor Global Credit Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	(23.15%)
Past 5 years	(1.80%)
Past 10 years	(0.76%)
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Return Before Taxes | Fidelity Advisor Global Credit Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	(21.22%)
Past 5 years	(1.71%)
Past 10 years	(0.94%)
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Return Before Taxes | Fidelity Advisor Global Credit Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	(19.73%)
Past 5 years	(0.75%)
Past 10 years	(0.10%)
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Return Before Taxes | Fidelity Advisor Global Credit Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	(19.67%)
Since Inception	(0.39%)	[3]
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | After Taxes on Distributions | Fidelity Advisor Global Credit Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(24.87%)
Past 5 years	(3.08%)
Past 10 years	(1.59%)
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | After Taxes on Distributions and Sales | Fidelity Advisor Global Credit Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(13.58%)
Past 5 years	(1.77%)
Past 10 years	(0.84%)
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | LB324
Risk/Return:
Label	Bloomberg Global Aggregate Credit Index (Hedged USD)
Past 1 year	(14.22%)
Past 5 years	0.39%
Past 10 years	1.95%
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | IXZM6
Risk/Return:
Label	Fidelity Global Credit Fund Linked Index℠
Past 1 year	(14.22%)
Past 5 years	0.39%
Past 10 years	0.62%

[1]	A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
[2]	B On Class C shares redeemed less than one year after purchase.
[3]	A From October 2, 2018